Annual Report | December 31, 2002

     Invest wisely(R),

     Variable Series
--------------------
     Montgomery Emerging Markets Fund

                                                        THE MONTGOMERY FUNDS(SM)

                                                                  [LOGO]
                                                        THE MONTGOMERY FUNDS(SM)
                                                           Invest wisely,(R)

================================================================================
      MIEMX | MONTGOMERY INSTITUTIONAL SERIES: EMERGING MARKETS PORTFOLIO
--------------------------------------------------------------------------------

Josephine Jimenez, CFA ................................ Senior Portfolio Manager
Frank Chiang ................................................. Portfolio Manager

                          Average Annual Total Returns
                         (for the period ended 12/31/02)

                        Montgomery Institutional Series:
                           Emerging Markets Portfolio

Since inception (12/17/93) ...................................  (4.52)%
One year .....................................................  (8.32)%
Five years ...................................................  (7.05)%

                        MSCI Emerging Markets Free Index

Since 12/31/93 ...............................................  (4.65)%
One year .....................................................  (6.00)%
Five years ...................................................  (4.58)%

Growth of a $10,000 Investment

                      Montgomery
                     Institutional      MSCI
                        Series:       Emerging
                       Emerging        Markets
                        Markets         Free
                       Portfolio        Index
July                    $6,276         $6,537
August                  $6,307         $6,638
September               $5,658         $5,922
October                 $6,055         $6,306
November                $6,465         $6,740
December                $6,244         $6,516

(1) The Morgan Stanley Capital International (MSCI) Emerging Markets Free Index is an unmanaged capitalization-weighted composite index that covers individual securities within the equity markets of approximately 25 emerging markets countries. You cannot invest directly in an index.

Past performance is no guarantee of future results. Net asset value, investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Performance figures reflect a partial waiver of fees without which the total return would have been lower.

                                Top Ten Holdings
                      (as a percentage of total net assets)

Samsung Electronics Company Ltd. ............................     6.4%
Komercni Banka A.S ..........................................     4.4%
Sasol Ltd. ..................................................     3.5%
OTP Bank Rt .................................................     3.3%
Taiwan Semiconductor Manufacturing Company Ltd. .............     3.3%
POSCO .......................................................     2.8%
Anglo American Plc ..........................................     2.8%
Petroleo Brasileiro S.A .....................................     2.5%
YUKOS, Sponsored ADR ........................................     2.5%
Telefonos de Mexico S.A. de C.V., Series L, Sponsored ADR ...     2.4%

                               Top Five Countries
                      (as a percentage of total net assets)

Korea ...................................................        19.5%
Taiwan ..................................................        13.4%
Brazil ..................................................         9.9%
South Africa ............................................         9.9%
Mexico ..................................................         9.6%

Q: How did the Portfolio perform during the six-month period ended December 31, 2002?

A: The Portfolio returned -8.02%, slightly underperforming its benchmark, the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index, which returned -7.90%. The six-month period was extremely volatile across all major markets, as such factors as high oil prices, a tech sell-off and the threat of war with Iraq put pressure on emerging markets countries and continued to depress the global economy in the third quarter. By the fourth quarter, however, the emerging markets enjoyed some strong gains, negating a portion of the declines registered earlier in the period.

Q: What is an example of a holding that performed poorly?

A: One holding that detracted was Philippine Long Distance Telephone (PLDT), which declined in tandem with the market, following an unfavorable court ruling on Meralco, a Philippine electricity provider, that required it to reimburse customers for overcharged amounts. We have replaced PLDT with Ayala Land, a premier property developer. In addition, although the performance of our holdings in South Africa was solid, our underweight position in that country detracted from returns. The continued strength of the basic materials industry in South Africa, where we have built sizable positions in such companies as Anglo American Platinum, Gold Fields and Impala Platinum Holdings, has contributed to returns.

Q: What is an example of a holding that impressed?

A: Our overweight position and strong stock selection in Brazil contributed to performance. Valuations in Brazil have become extremely attractive due to an overreaction to the election of a leftist president. In September we built on positions in severely oversold stocks such as Petrobras, the country's largest oil producer. While we took profits on some companies, we increased the Portfolio's overall exposure to Brazil by year-end through additions to Banco Itau and Telemar Norte Leste. Our holdings of Komercni Banka in the Czech Republic and OTP Bank in Hungary also outperformed for the period. OTP Bank remains a beneficiary of trends in mortgage growth supported by tax breaks and subsidies, whereas Komercni Banka's dominant market position continues to help the bank excel in a very competitive environment.

Q: What is your outlook?

A: Emerging markets countries have been subject to a great deal of volatility caused by political instability in Afghanistan, Iraq and, more recently, North Korea. These concerns mask important developments in many of the markets we find promising. Mexico, China and Taiwan are just a few countries leading the developing world in producing more growth opportunities outside the export sector. By creating a strong foundation for personal consumption, credit growth and domestic business investment, these countries are reducing their dependence on trade while providing investment opportunities to the international community.

Looking into 2003 we believe that these structural changes will continue to evolve and lead to increased interest in emerging markets stocks as long-term investments. Nevertheless, geopolitical concerns in the near term can potentially have a negative impact on stock prices. A prolonged war with Iraq may have an adverse affect on interest rates, asset valuations and general risk tolerance for all investors. Excluding this and other worries in North Korea and Venezuela, we expect moderate, more balanced activity in the global economy. With consumers carrying a disproportionate burden of growth over the past two years, we expect capital spending to rebound somewhat from its current depressed level. This environment should allow some of the leading emerging markets countries to test the strength of their new engines for growth and create the potential for higher sustainable economic expansion.

Portfolio holdings are subject to change and should not be considered a recommendation to buy individual securities. There are risks associated with investing in a fund that invests in securities of foreign countries, such as erratic market conditions, economic and political instability, and fluctuations in currency exchange rates. Forecasts and opinions expressed are as of December 31, 2002, are subject to change and may not actually come to pass.


Call (800) 232-2197 x6742 / visit montgomeryasset.com

                                        1
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       MONTGOMERY INSTITUTIONAL SERIES: EMERGING MARKETS PORTFOLIO | MIEMX
--------------------------------------------------------------------------------

Portfolio Investments: December 31, 2002 (Unaudited)

Shares                                                   Value (Note 1)

COMMON STOCKS - 94.2%

Argentina - 0.5%
             1  Cresud S.A.+
                (Agricultural Commodities/Milling) .......  $       1
        16,006  Tenaris S.A., Sponsored ADR
                (Oilfield Services/Equipment) ............    307,635
                                                            ---------
                                                              307,636
Brazil - 6.4%
        21,100  Aracruz Celulose S.A., Sponsored ADR
                (Pulp & Paper) ...........................    391,616
        62,700  Companhia Brasileira de Distribuicao Pao de
                Acucar, Sponsored ADR (Food Retail) ......    959,310
        14,000  Companhia Vale do Rio Doce, Series A
                (Other Metals/Minerals) ..................    386,028
       104,697  Petroleo Brasileiro S.A. (Integrated Oil).  1,561,582
        66,200  Uniao de Bancos Brasileiros S.A., GDR
                (Regional Banks) .........................    724,890
                                                            ---------
                                                            4,023,426
China/Hong Kong - 7.0%
       437,000  BOC Hong Kong (Holdings) Ltd.+
                (Major Banks) ............................    448,289
        44,000  Cheung Kong (Holdings) Ltd.
                (Real Estate Development) ................    286,335
       514,500  China Mobile Ltd.+
                (Wireless Telecommunications) ............  1,223,814
         7,100  China Mobile Ltd., Sponsored ADR+
                (Wireless Telecommunications) ............     85,768
     4,316,000  China Petroleum & Chemical Corporation,
                Class H (Integrated Oil) .................    725,001
     1,059,000  China Telecom Corporation Ltd.+
                (Major Telecommunications) ...............    186,038
       264,000  China Unicom Ltd.+
                (Major Telecommunications) ...............    179,418
     1,550,000  PetroChina Company Ltd., Class H
                (Integrated Oil) .........................    308,070
        46,800  UTStarcom, Inc.+
                (Telecommunications Equipment) ...........    927,810
                                                            ---------
                                                            4,370,543
Czech Republic - 4.4%
        39,200  Komercni Banka A.S. (Regional Banks) .....  2,722,720

Hungary - 3.3%
       208,700  OTP Bank Rt. (Regional Banks) ............  2,050,536

India - 3.2%
        45,155  Hindalco Industries Ltd. (Aluminum) ......    552,172
       101,000  Hindustan Lever Ltd.
                (Household/Personal Care) ................    382,831
       132,440  Reliance Industries Ltd.
                (Oil Refining/Marketing) .................    822,260
        39,000  State Bank of India (Regional Banks) .....    229,893
                                                            ---------
                                                            1,987,156
Indonesia - 0.7%
     1,038,000  PT Telekomunikasi Indonesia
                (Specialty Telecommunications) ...........    446,514

Israel - 1.4%
        40,750  Check Point Software Technologies Ltd.+
                (Internet Software Services) .............    527,509
         9,800  Teva Pharmaceutical Industries Ltd.,
                Sponsored ADR (Pharmaceuticals: Other) ...    378,280
                                                            ---------
                                                              905,789

Shares                                               Value (Note 1)

Korea - 19.5%
        26,140   Hyundai Motor Company Ltd.
                 (Motor Vehicles) .....................   $   611,597
        32,036   Kookmin Bank (Major Banks) ...........     1,134,448
        36,680   Korea Electric Power (KEPCO)
                 Corporation (Electric Utilities) .....       564,403
        18,200   KT Corporation (Major
                 Telecommunications) ..................       777,994
        15,690   LG Chem Ltd. (Chemicals: Specialty) ..       537,089
        15,810   LG Electronics, Inc.+
                 (Electronics/Appliances) .............       550,528
        17,665   POSCO (Steel) ........................     1,757,489
        15,026   Samsung Electronics Company Ltd.
                 (Electronic Equipment/Instruments) ...     3,978,048
        55,260   Shinhan Financial Group Company Ltd.
                 (Regional Banks) .....................       577,736
         2,280   Shinsegae Company Ltd. (Specialty
                 Stores) ..............................       287,391
         7,350   SK Telecom Company Ltd.
                 (Wireless Telecommunications) ........     1,419,122
                                                           ----------
                                                           12,195,845
Malaysia - 1.5%
       252,000   Malayan Banking Berhad (Major Banks) .       490,737
       671,875   Public Bank Berhad (Regional Banks) ..       459,704
                                                           ----------
                                                              950,441
Mexico - 9.6%
       214,000   Alfa S.A., Series A (Industrial
                 Conglomerates) .......................       343,756
        54,000   America Movil S.A. de C.V., Series L
                 (Wireless Telecommunications) ........       775,440
        94,600   Apasco S.A. de C.V. (Construction
                 Materials) ...........................       569,507
        15,700   Fomento Economico Mexicano S.A. de
                 C.V., Sponsored ADR (Beverages:
                 Alcoholic) ...........................       571,794
     1,599,400   Grupo Financiero Bancomer S.A. de
                 C.V., Series B+ (Regional Banks) .....     1,214,715
       277,000   Grupo Mexico S.A., Series B+
                 (Other Metals/Minerals) ..............       305,857
        46,500   Telefonos de Mexico S.A. de C.V.,
                 Series L, Sponsored ADR (Major
                 Telecommunications) ..................     1,487,070
       315,500   Wal-Mart de Mexico S.A. de C.V.,
                 Series V (Discount Stores) ...........       720,970
                                                           ----------
                                                            5,989,109
Peru - 1.2%
        27,300   Compania de Minas Buenaventura S.A.,
                 Sponsored ADR (Precious Metals) ......       720,447

Philippines - 0.4%
   3,261,000     Ayala Land, Inc. (Real Estate
                 Development) .........................       277,935

Poland - 0.8%
        20,680   Bank Pekao S.A.+ (Regional Banks) ....       510,384

Russia - 7.2%
        25,000   Gazprom, Sponsored ADR, Series S
                 (Oil & Gas Pipelines) ................       295,000
        23,500   Lukoil, Sponsored ADR (Integrated
                 Oil) .................................     1,418,812
        34,000   Mobile Telesystems, Sponsored ADR++
                 (Wireless Telecommunications) ........     1,262,760
        11,000   YUKOS, Sponsored ADR (Integrated
                 Oil) .................................     1,537,250
                                                           ----------
                                                            4,513,822
Singapore - 0.2%
        62,000   City Developments Ltd.
                 (Real Estate Development) ............       148,687

South Africa - 9.9%
        18,300   Anglo American Platinum Corporation
                 Ltd. (Precious Metals) ...............       675,932


The accompanying notes are an integral part of these financial statements.

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       MIEMX | MONTGOMERY INSTITUTIONAL SERIES: EMERGING MARKETS PORTFOLIO
--------------------------------------------------------------------------------

                            Portfolio Investments: December 31, 2002 (Unaudited)

Shares                                                 Value (Note 1)

COMMON STOCKS - continued
South Africa -  continued
       117,467  Anglo American Plc. (Other
                Metals/Minerals) .......................  $ 1,755,808
        64,000  Gold Fields Ltd. (Precious Metals) .....      897,604
        10,598  Impala Platinum Holdings Ltd.
                (Precious Metals) ......................      677,321
       176,411  Sasol Ltd. (Chemicals: Major
                Diversified) ...........................    2,159,505
                                                          -----------
                                                            6,166,170
Taiwan - 13.4%
       249,000  Ambit Microsystems Corporation
                (Computer Communications) ..............      812,035
     1,445,780  China Steel Corporation (Steel) ........      809,470
     1,540,000  Chinatrust Financial Holding Company+
                (Regional Banks) .......................    1,257,778
       875,600  Compal Electronics, Inc.
                (Computer Processing Hardware) .........      909,714
       514,000  Formosa Chemicals & Fibre Corporation
                (Chemicals: Major Diversified) .........      545,893
       208,000  President Chain Store Corporation
                (Food Retail) ..........................      315,152
        96,600  Quanta Computer, Inc.
                (Computer Processing Hardware) .........      158,909
        92,300  Realtek Semiconductor Corporation
                (Semiconductors) .......................      239,740
       321,000  Synnex Technology International
                Corporation (Computer Processing
                Hardware) ..............................      486,364
     1,663,001  Taiwan Semiconductor Manufacturing
                Company Ltd.+ (Semiconductors) .........    2,044,555
     1,254,554  United Microelectronics Corporation+
                (Semiconductors) .......................      763,956
                                                          -----------
                                                            8,343,566
Thailand - 1.7%
       227,100  Bangkok Bank Public Company Ltd.+
                (Regional Banks) .......................      315,782
        15,200  Siam Cement Public Company Ltd. (The)
                (Construction Materials) ...............      440,325
       438,400  Thai Farmers Bank Public Company
                Ltd.+ (Major Banks) ....................      304,797
                                                          -----------
                                                            1,060,904
Turkey - 1.9%
    62,067,000  Akbank T.A.S.+ (Regional Banks) ........      204,719
    25,333,000 Arcelik A.S.+ (Electronics/Appliances) . 197,499 12,446,342 Enka Insaat ve Sanayi A.S.+
                (Engineering & Construction) ...........      306,027
    17,484,000  Koc Holding A.S.+ (Motor Vehicles) .....      180,869
    57,109,000  Tupras-Turkie Petrol Rafinerileri A.S.
                (Oil Refining/Marketing) ...............      267,136
                                                          -----------
                                                            1,156,250
TOTAL COMMON STOCKS
(Cost $57,074,404) .....................................   58,847,880
                                                          -----------

Shares                                                  Value (Note 1)

PREFERRED STOCKS - 3.5%

Brazil - 3.5%
     7,700,000  Banco Itau S.A. (Regional Banks) .......  $   373,037
    34,900,000  Centrais Eletricas Brasileiras S.A.,
                Series B (Electric Utilities) ..........      231,089
        93,400  Companhia Paranaense de Energia-Copel,
                Sponsored ADR (Electric Utilities) .....      262,454
        18,300  Telecomunicacoes Brasileiras S.A.,
                Sponsored ADR (Major Telecommunications)      341,295
             1  Telemar Norte Leste S.A.
                (Major Telecommunications) .............           --
    78,500,000  Telemar Norte Leste S.A., Series A
                (Major Telecommunications) .............      997,881
        142,95  Vale do Rio Doce, Series B+
                (Other Metals/Minerals) ................            1

TOTAL PREFERRED STOCKS
(Cost $3,204,123) ......................................    2,205,757
                                                          -----------
TOTAL SECURITIES
(Cost $60,278,527) .....................................   61,053,637
                                                          -----------
Principal Amount

REPURCHASE AGREEMENT - 0.2%
$       107,00  Merrill Lynch Securities, Inc.^
                1.26% dated 12/31/02, due 1/2/03
                (Cost $107,000) ........................      107,000
                                                          -----------
TOTAL INVESTMENTS - 97.9%
(Cost $60,385,527*) ....................................   61,160,637

OTHER ASSETS AND LIABILITIES - 2.1%
(Net) ..................................................    1,294,882
                                                          -----------

NET ASSETS - 100.0% ....................................  $62,455,519
                                                          ===========
Endnotes

+    Non-income-producing security.
++ All or a portion of this security is considered illiquid--those securities that are unable to be sold within seven days.
^ The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at December 31, 2002. The investment in the repurchase agreement is through participation in a joint account with affiliated Funds.
*    Aggregate cost for federal tax purposes is substantially the same.

Abbreviations

ADR  American Depositary Receipt
GDR  Global Depositary Receipt


The accompanying notes are an integral part of these financial statements.

===============================================
    STATEMENTS OF ASSETS AND LIABILITIES
-----------------------------------------------

December 31, 2002 (Unaudited)

Assets:                                               Emerging Markets Portfolio
--------------------------------------------------------------------------------
Investments in securities, at value (note 1)
   Securities (including securities on loan*) .......      $  61,053,637
   Repurchase agreement .............................            107,000
Total Investments ...................................         61,160,637
Collateral held for securities on loan ..............          4,397,950
Cash ................................................                663
Foreign currency, at value (Cost $447,598) ..........            448,126
Receivables:
   Investment securities sold .......................          1,059,335
   Dividends ........................................             97,650
   Expenses absorbed by Manager .....................             50,099
   Interest .........................................                  4
                                                           -------------
Total Assets                                                  67,214,464
                                                           -------------
Liabilities:
--------------------------------------------------------------------------------
Payables:
   Collateral payable to broker .....................          4,397,950
   Investment securities purchased ..................            129,030
   Management fees (note 2) .........................             70,112
   Custodian fees ...................................             22,558
   Accounting fees ..................................             14,737
   Transfer agency and servicing fees ...............              8,221
   Administration fees (note 2) .....................              7,868
   Trustees' fees and expenses (note 2) .............              5,268
   Other accrued liabilities ........................            103,201
                                                           -------------
Total Liabilities                                              4,758,945
                                                           -------------
Net Assets                                                 $  62,455,519

Investments at identified cost ......................      $  60,385,527

Net Assets Consist of:
--------------------------------------------------------------------------------
Undistributed net investment income .................      $     159,582
Accumulated net realized loss on securities
     sold, forward foreign-currency exchange
     contracts and foreign-currency transactions ....        (67,497,606)
Net unrealized appreciation of investments,
     forward foreign-currency exchange contracts
     and foreign-currency translations ..............            777,386
Shares of beneficial interest .......................             19,811
Additional paid-in capital ..........................        128,996,346
                                                           -------------
Net Assets ..........................................      $  62,455,519

Net Assets:
--------------------------------------------------------------------------------
Net Assets ..........................................      $  62,455,519
Number of Portfolio shares outstanding ..............          1,981,080
Net asset value, offering and redemption
     price per share outstanding ....................      $       31.53

*Securities on loan at December 31, 2002, were valued at $4,287,835.


The accompanying notes are an integral part of these financial statements.

    =======================================================================
         STATEMENT OF OPERATIONS AND STATEMENTS OF CHANGES IN NET ASSETS
    -----------------------------------------------------------------------

                                  Six Months Ended December 31, 2002 (Unaudited)

Net Investment Income:                                        Emerging Markets Portfolio
----------------------------------------------------------------------------------------
Investment Income:
Dividends (net of foreign withholding taxes of $41,666) .........   $   541,822
Interest ........................................................        15,013
Securities lending income (note 1) ..............................         8,344
                                                                    -----------
Total Income                                                            565,179
                                                                    -----------
Expenses:
Management fee (note 2) .........................................       381,288
Custodian fee ...................................................        61,816
Professional fees ...............................................        25,775
Accounting expenses .............................................        18,323
Administration fee (note 2) .....................................        15,914
Registration fees ...............................................        11,521
Tax expense .....................................................         6,200
Trustees' fees and expenses (note 2) ............................         4,843
Printing fees ...................................................         4,246
Transfer agency and servicing fees ..............................         2,530
Interest expense (note 3) .......................................            57
Other ...........................................................        27,379
                                                                    -----------
Total Expenses                                                          559,892
Fees deferred and/or expenses absorbed by Manager (note 2) ......      (155,610)
                                                                    -----------
Net Expenses                                                            404,282
                                                                    -----------
Net Investment Income                                                   160,897
                                                                    -----------

Net Realized and Unrealized Gain/(Loss) on Investments:
----------------------------------------------------------------------------------------
Net realized loss from:
   Securities transactions ......................................    (2,731,220)
   Forward foreign-currency exchange contracts, foreign-currency
   transactions and other assets ................................      (106,355)
                                                                    -----------
Net Realized Loss on Investments ................................    (2,837,575)
Net change in unrealized appreciation/(depreciation) of:
   Securities transactions ......................................    (2,754,491)
   Forward foreign-currency exchange contracts, foreign-currency
   translations and other assets ................................         8,521
                                                                    -----------
Net Unrealized Depreciation of Investments                           (2,745,970)
                                                                    -----------
Net Realized and Unrealized Loss on Investments                      (5,583,545)
                                                                    -----------
Net Decrease in Net Assets Resulting from Operations                $(5,422,648)
                                                                    ===========

                                                               Emerging Markets Portfolio
-------------------------------------------------------------------------------------------
                                                               Six Months
                                                             Ended 12/31/02    Year Ended
                                                               (Unaudited)       6/30/02
-------------------------------------------------------------------------------------------
Increase/(Decrease) in Net Assets from Operations:
-------------------------------------------------------------------------------------------
Net investment income .....................................   $    160,897    $    556,029
Net realized loss on investments ..........................     (2,837,575)     (8,270,718)
Net unrealized appreciation/(depreciation) of investments .     (2,745,970)      6,774,698
                                                              ------------    ------------
Net Decrease in Net Assets Resulting from Operations            (5,422,648)       (939,991)

Distributions to Shareholders:
-------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income ..       (238,482)       (674,750)
                                                              ------------    ------------
Total Distributions to Shareholders                               (238,482)       (674,750)

Beneficial Interest Transactions:
-------------------------------------------------------------------------------------------
Net increase from beneficial interest transactions (note 4)      1,606,103       1,364,532
                                                              ------------    ------------
Net Decrease in Net Assets                                      (4,055,027)       (250,209)

Net Assets:
-------------------------------------------------------------------------------------------
Beginning of period .......................................   $ 66,510,546    $ 66,760,755
End of Period                                                 $ 62,455,519    $ 66,510,546
Undistributed Net Investment Income                           $    159,582    $    237,167


The accompanying notes are an integral part of these financial statements.

========================
  FINANCIAL HIGHLIGHTS
------------------------

                                                                                     Emerging Markets Portfolio

                                                                                         Fiscal Year Ended June 30,
Selected Per-Share Data for the Year or Period Ended:          12/31/02    ---------------------------------------------------------
                                                             (Unaudited)     2002        2001       2000        1999        1998
Net Asset Value - Beginning of Period                          $ 34.41     $ 35.30     $ 47.07    $  39.05    $  35.61    $  58.52
------------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss)                                      0.08        0.28        0.67       (0.45)       0.38        0.32
Net realized and unrealized gain/(loss) on investments           (2.84)      (0.82)     (12.44)       8.47        3.06      (22.44)
------------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from
   investment operations                                         (2.76)      (0.54)     (11.77)       8.02        3.44      (22.12)
------------------------------------------------------------------------------------------------------------------------------------
Distributions:
Dividends from net investment income                             (0.12)      (0.35)         --          --          --       (0.64)
Distributions from net realized capital gains                       --          --          --          --          --       (0.15)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                              (0.12)      (0.35)         --          --          --       (0.79)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value - End of Period                                $ 31.53     $ 34.41     $ 35.30    $  47.07    $  39.05    $  35.61
------------------------------------------------------------------------------------------------------------------------------------
Total Return*                                                    (8.02)%     (1.56)%    (24.97)%     20.42%       9.75%     (38.05)%
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in 000s)                            $62,456     $66,511     $66,761    $104,553    $103,661    $197,578
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income/(loss) to average net assets       0.01%+      0.85%       1.17%      (0.77)%      0.79%       0.96%
------------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss) per share before deferral of
   fees by Manager                                             $  0.00@    $ (0.92)    $ (0.31)   $  (1.38)   $  (0.11)   $   0.03
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             31%         99%        171%        116%        115%        104%
------------------------------------------------------------------------------------------------------------------------------------
Expense ratio including certain expenses**                        1.27%+      1.30%       1.31%       2.15%       1.45%       1.25%
------------------------------------------------------------------------------------------------------------------------------------
Expense ratio before deferral of fees by Manager, including
   certain expenses**                                             2.25%+      4.80%       3.18%       3.74%       2.42%       1.66%
------------------------------------------------------------------------------------------------------------------------------------
Expense ratio excluding certain expenses**                        1.25%+      1.25%       1.25%       1.25%       1.25%       1.25%
------------------------------------------------------------------------------------------------------------------------------------

*    Total return represents aggregate total return for the periods indicated.
@    Amount represents less than $0.01 per share.
+    Annualized.
** For purposes of the expense ratio calculation, certain expenses are: interest, taxes, brokerage commissions, short sale dividend expenses, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation.


The accompanying notes are an integral part of these financial statements.

                                               =================================
                                                 NOTES TO FINANCIAL STATEMENTS
                                               ---------------------------------

The Montgomery Funds II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust was organized as a Delaware business trust on September 8, 1993, and commenced operations with the Montgomery Institutional
Series: Emerging Markets Portfolio. As of December 31, 2002, the Trust had three publicly offered series: Montgomery Global Long-Short Fund, Montgomery Emerging Markets Focus Fund and Montgomery Institutional Series: Emerging Markets Portfolio. Prior to the public offerings of shares of each Fund, a limited number of shares was sold in private placement offerings. Otherwise, no Fund had any significant operations prior to the date on which it commenced operations (i.e., commenced selling shares to the public). Information presented in these financial statements pertains only to the Montgomery Institutional Series:
Emerging Markets Portfolio (the "Fund"). The financial statements for the other Funds in the Trust have been presented under separate covers. The Montgomery Institutional Series: International Growth Portfolio was liquidated on December 30, 2002.

1. SIGNIFICANT ACCOUNTING POLICIES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies.

a. Portfolio Valuation

Portfolio securities are valued using current market valuations: either the last reported sale price or, in the case of securities for which there is no reported last sale and in the case of fixed-income securities, the mean between the closing bid and ask prices. Securities traded on the over-the-counter market or on the Nasdaq national market are valued at the mean between the last available bid and ask prices prior to the time of valuation.

Portfolio securities that are traded primarily on foreign securities exchanges or for which market quotations are readily available are generally valued at the last reported sale price on the respective exchanges or markets; except when an occurrence subsequent to the time that a value was so established is likely to have changed said value, the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees or its delegates.

Securities for which market quotations are not readily available (including restricted securities that are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in accordance with methods authorized by the Trust's Board of Trustees. Short-term securities with maturities of 60 days or less are carried at amortized cost, which approximates market value.

b. Foreign Currency

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at the exchange rate each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate in effect on the date of the respective transactions.

c. Forward Foreign-Currency Exchange Contracts

The Fund typically does not hedge against movements in currency exchange rates. In certain limited circumstances, however, the Fund may engage in forward foreign-currency exchange contracts ("forward contracts") as a hedge in connection with portfolio purchases and sales of securities denominated in foreign currencies. A forward contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate.

Forward contracts are valued at the prevailing forward exchange rate of the underlying currencies, and unrealized gain/(loss) is recorded daily. Unrealized gains and losses that represent the difference between the value of the forward contract to buy and the forward contract to sell are included in net unrealized gain/(loss) from forward foreign-currency exchange contracts.

Certain risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign-currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are reflected along with the net realized gain/(loss) and unrealized appreciation/(depreciation) from investments.

d. Repurchase Agreements

The Fund may engage in repurchase agreements individually or jointly through a joint repurchase account with other series of the Trust and affiliated series of another registered investment company pursuant to a joint repurchase agreement. Under the terms of a typical repurchase agreement, the Fund takes possession of a government debt obligation as collateral. The Fund also agrees with the counterparty to allow the counterparty to repurchase, and the Fund to resell, the obligation at a specified date and price, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights. The Fund's Manager, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks. The Fund may also participate on an individual or a joint basis in tri-party repurchase agreements that involve a counterparty and a custodian bank.

e. Securities Lending

The Fund may lend investment securities to investors who borrow securities to complete certain transactions. By lending investment securities, the Fund attempts to increase its net investment income through the receipt of interest earned on loan collateral. Any increase or decline in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received.

The Fund receives cash as collateral in an amount equal to or exceeding 100% of the current market value of the loaned securities. Any cash received as collateral is invested by the securities lending agent in accordance with pre-established guidelines. A portion of the interest received on the loan collateral is retained by the Fund, and the remainder is rebated to the borrower of the securities. From the interest retained by the Fund, 25% is paid to the securities lending agent for its services. The net amount of interest earned, after the interest rebate and allocation to the securities lending agent, is included in the Statement of Operations as securities lending income.

f. Securities Transactions and Investment Income

Securities transactions are recorded on a trade date basis (the date the order to buy or sell is executed). Interest income is accrued daily and includes amortization of premium and accretion of discount on investments. Realized gain and loss from securities transactions are recorded on the identified cost basis of the securities sold. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date.

=================================
  NOTES TO FINANCIAL STATEMENTS
---------------------------------

g. Federal Income Taxes

The Fund has elected and qualified, and it is the intention of the Fund to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and to make distributions of taxable income to shareholders sufficient to relieve the Fund of all or substantially all federal income taxes and excise taxes. Therefore, no provisions for federal income taxes and excise taxes have been provided.

The Fund may be subject to foreign taxes on income, gains on investment or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based on its current interpretation of existing tax rules and regulations in the markets in which it invests.

h. Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based on relative net assets. Operating expenses directly attributable to the Fund are charged to the Fund's operations.

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

a. Through the period ended December 31, 2002, Montgomery Asset Management, LLC, served as the Fund's manager (the "Manager"). The Manager, a Delaware limited liability company, is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended. The Manager is a subsidiary of Commerzbank AG.

Pursuant to the Investment Management Agreement (the "Agreement") between the Manager and the Trust with respect to the Fund, the Manager provides the Fund with advice on buying and selling securities, manages the investments of the Fund including the placement of orders for portfolio transactions, furnishes the Fund with office space and certain administrative services, and provides the personnel needed by the Trust with respect to the Manager's responsibilities under the Agreement. For the six months ended December 31, 2002, the contractual management fee was 1.25%.

Under the Operating Expense Agreement with the Trust, the Manager has agreed to reduce some or all of its management fee or absorb Fund expenses if necessary to keep the Fund's annual operating expenses, exclusive of interest, taxes, brokerage commissions, short sale dividend expenses, sales loads, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation, at or below 1.25% of the average daily net assets of the Fund. Any reductions or absorptions made to the Fund by the Manager are subject to recovery within the following three years, provided the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations. The Operating Expense Agreement has a one-year term extendable for an additional year at the end of each fiscal year.

As compensation, the Fund accrues a daily management and administration fee (paid weekly or monthly) based on its average daily net assets. The Fund may at a later date reimburse to the Manager the management fees waived or other expenses assumed and paid for by the Manager pursuant to the Expense Limitation Agreement within the prior three fiscal years provided the Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limits mentioned below for the respective period. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than the respective percentages stated above for the respective period; and (ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis. Any reimbursement will be based on the most recent fees waived or assumed by the Manager. At December 31, 2002, under the Expense Limitation Agreement, the amount recoverable from the Fund is as follows:

                                  Total Eligible for
   2003       2004       2005        Reimbursement
-------------------------------------------------------
 $152,839   $337,517   $240,528         $730,884

b. Montgomery Asset Management, LLC, serves as the Fund's administrator (the "Administrator"). The Administrator performs services with regard to various aspects of the Fund's administrative operations. As compensation, the Fund pays the Administrator a monthly fee (accrued daily) at an annual rate of 0.05% of average daily net assets.

c. Certain officers and Trustees of the Trust are, with respect to the Trust's Manager and/or principal underwriter, "affiliated persons" as defined in the 1940 Act. Each Trustee who is not an affiliated person will receive a retainer totaling $65,000 per annum, as well as reimbursement for expenses, for services as Trustee of all Trusts advised by the Manager, $17,500 of which is allocated to The Montgomery Funds II.

3. SECURITIES TRANSACTIONS:

a. The aggregate amounts of purchases and sales of investment securities, other than short-term securities, for the year ended December 31, 2002, were $20,803,962 and $19,147,800, respectively.

b. Under an unsecured Revolving Credit Agreement with J.P. Morgan Chase Bank, the Fund, along with other Funds of The Montgomery Funds, The Montgomery Funds II and The Montgomery Funds III, may borrow (consistent with applicable law and its investment policies) up to 10% of its net asset value (or such lower limit applicable to the Fund), provided the aggregate funds borrowed do not exceed $60,000,000. For the six months ended December 31, 2002, there were no borrowings by the Fund under these agreements.

4. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:

The Trust has authorized an unlimited number of shares of beneficial interest which have a par value of $0.01. Transactions in shares of beneficial interest for the periods indicated below were as follows:

                                                 Shares                                              Dollars
                            -------------------------------------------------  -----------------------------------------------------
                                         Issued as                                           Issued as
                                       Reinvestment                                        Reinvestment
                              Sold     of Dividends   Redeemed   Net Increase     Sold     of Dividends     Redeemed    Net Increase
------------------------------------------------------------------------------------------------------------------------------------
Period ended 12/31/02       106,787        6,891      (65,593)      48,085     $3,357,642    $219,901     $(1,971,440)   $ 1,606,103
Year ended 6/30/02           36,852       17,943      (13,098)      41,697      1,184,632     620,667        (440,767)     1,364,532

At December 31, 2002, shareholders of the Fund with ownership of 10% or greater included three shareholders, comprising ownership of 71.13% of the aggregate shares outstanding.

                                               =================================
                                                 NOTES TO FINANCIAL STATEMENTS
                                               ---------------------------------

5. FOREIGN SECURITIES:

The Fund purchases securities on foreign securities exchanges. Securities of foreign companies and foreign governments involve risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include, among others, revaluation of currencies, less-reliable information about issuers, different securities transactions clearance and settlement practices, and potential future adverse political and economic developments. These risks are heightened for investments in emerging markets countries. Moreover, securities of many foreign companies and governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

6. CAPITAL LOSS CARRYFORWARDS:

At June 30, 2002, the Fund had available for federal income-tax purposes unused capital losses of $3,230,198 expiring in 2006, $41,909,046 expiring in 2007 and $13,476,505 expiring in 2010. Under current tax law, future utilization of such losses may be limited.

Such deferred losses will be treated as arising on the first day of the fiscal year ending June 30, 2003.

7. TAX INFORMATION:

Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized capital gains (including net short-term capital gains) earned by the Fund are distributed at least annually. Additional distributions of net investment income and capital gains for the Fund may be made to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains. Income distributions and capital-gain distributions are determined in accordance with income-tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

At December 31, 2002, cost for federal income-tax purposes was $60,385,527. Aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value for federal income-tax purposes were $7,720,629 and $6,945,519, respectively.

8. SUBSEQUENT EVENTS:

The Board of Trustees of The Montgomery Funds II has appointed, effective as of January 20, 2003, Wells Capital Management Incorporated ("Wells Capital"), a wholly owned subsidiary of Wells Fargo & Company ("Wells Fargo"), as the interim investment adviser to Montgomery Institutional Series: Emerging Markets Portfolio. Wells Capital is an experienced mutual fund investment manager and currently manages approximately $106 billion in assets. The Fund's portfolio management team has not changed, although the investment professionals have moved from Montgomery Asset Management, LLC ("MAM") to Wells Capital.

Please note that in the next few months, shareholder approval of Wells Capital as the investment adviser, the investment advisory agreement and the reorganization of the Fund into a corresponding Wells Fargo fund will be solicited pursuant to a proxy statement.

Should a Fund reorganization be approved by shareholders, it is expected that investment advisory and Fund administration responsibilities will be transferred to Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo, and that subadvisers for these Funds, including Wells Capital, will be responsible for day-to-day portfolio management. The transfer of these responsibilities is expected to occur by the end of the second quarter of 2003. Capital loss carryforwards could be limited depending on reorganization.

The Board of Trustees and MAM are working with Wells Fargo and its affiliates to ensure continuity of Fund administration and shareholder servicing throughout this transition period.

========================================
  INFORMATION ON TRUSTEES AND OFFICERS
----------------------------------------

for the Montgomery Funds II (Unaudited)

Trustees
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                 Number
                                                                                                   of
                                                                                               Portfolios
                                             Length of Time                                     in Fund
                              Position Held    Served/Term         Principal Occupation         Complex       Other Directorships
Name, Address and Year Born   with Fund         of Office          During Past 5 Years          Oversee         Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Andrew Cox                    Disinterested July 9, 1990,   Independent investment consultant.    16      The Montgomery Funds I and
101 California Street         Trustee       to present/     President, Denver International               III; Montgomery Partners
San Francisco, CA 94111                     Indefinite      School, from 1998 to 2000, and                Absolute Return Fund, LLC;
Born 1944                                                   member of the Board from 1997 to              Janus Capital Group, Inc.
                                                            2000. Adjunct professor, University
                                                            of Denver, Department of Finance,
                                                            from 1994 to 1998.

John A. Farnsworth           Disinterested  July 9, 1990,   Managing partner, Farnsworth Search   16      The Montgomery Funds I and
One Embarcadero, Suite 2101  Trustee        to present/     Group. Managing director of                   III; Montgomery Partners
San Francisco, CA 94111                     Indefinite      Korn/Ferry International from 1999            Absolute Return Fund, LLC
Born 1941                                                   to 2002. Principal of Pearson,
                                                            Caldwell & Farnsworth, Inc., an
                                                            executive search consulting firm,
                                                            from 1991 to 1999.

Cecilia H. Herbert           Disinterested  November        Chair of the Investment Committee     16      The Montgomery Funds I and
101 California Street        Trustee        12, 1992,       of the Archdiocese of San Francisco           III; Montgomery Partners
San Francisco, CA 94111                     to present/     Finance Council. Member of the                Absolute Return Fund, LLC
Born 1949                                   Indefinite      Boards of the Thacher School,
                                                            Catholic Charities Catholic Youth
                                                            Organization of San Francisco and
                                                            the Women' s Board of California
                                                            Pacific Medical Center.

R. Stephen Doyle             Trustee        July 9, 1990,   Chairman of the Board of Trustees     16      The Montgomery Funds I and
101 California Street                       to present/     of the Trusts since 1990. Chairman            III; Montgomery Partners
San Francisco, CA 94111                     Indefinite      emeritus of the Manager since 2001.           Absolute Return Fund, LLC;
Born 1939                                                   Chairman of the Manager from 1990             Main Management, LLC
                                                            to 2001. Chief executive officer of
                                                            the Manager from 1990 to 1999.
                                                            Founder of the Manager.

Affiliated Officers
------------------------------------------------------------------------------------------------------------------------------------
Elizabeth W. Lawrence       President and   August 21,      Senior vice president of BISYS Fund   16      None
60 State Street, Suite 1300 treasurer       2002            Services since 2001. Vice president
Boston, MA 02109                            to present      and senior manager of PFPC, Inc.,
Born 1964                                                   Client Services and Operations from
                                                            1999 to 2001. Director of Client
                                                            Services of PFPC, Inc., from 1997
                                                            to 1999.

Scott M. Zoltowski          Vice president  September       Senior Counsel of BISYS Fund          16      None
60 State Street, Suite 1300 and secretary   27, 2002,       Services since 2001. Associate at
Boston, MA 02109                            to present      Dechert (law firm) from 1999 to
Born 1969                                                   2001. Counsel of ALPS, Inc. (fund
                                                            services), from 1998 to 1999.
                                                            Attorney at Fidelity Investments
                                                            legal department from 1997 to 1998.

Mary A. Nelson              Vice president  September       Senior vice president of Treasury     16      None
60 State Street, Suite 1300 and assistant   10, 1997,       Services at BISYS Fund Services
Boston, MA 02109            treasurer       to present      since 1995.
Born 1964

Stacey Bufton               Vice president  May 31,         Vice president of BISYS Fund          16      None
60 State Street, Suite 1300 and assistant   2001            Services since June 1999. Manager
Boston, MA 02109            treasurer       to present      at First Data Investor Services
Born 1969                                                   Group from 1997 to 1999.

                    This report and the financial statements contained herein are provided for the general information of the shareholders of The Montgomery Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

                    Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the Federal Deposit Insurance Corporation (FDIC) or any other agency and are subject to investment risk, including the possible loss of principal. Neither The Montgomery Funds nor Montgomery Asset Management, LLC, is a bank.

                    For more information on any other Montgomery Funds, including charges and expenses, visit our Web site at www.montgomeryasset.com or call (800) 232-2197, ext. 6742.

                    Funds Distributor, Inc. 02/03

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        800.232.2197
    montgomeryasset.com


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